Investment Objectives and Goals	Nov. 04, 2025
Catalyst Insider Buying Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST INSIDER BUYING FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s objective is long-term capital appreciation.
Catalyst Energy Infrastructure Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST ENERGY INFRASTRUCTURE FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s objective is current income and capital appreciation.
Catalyst/MAP Global Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST/MAP GLOBAL EQUITY FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s objective is long-term capital appreciation.
Catalyst/Lyons Tactical Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST/LYONS TACTICAL ALLOCATION FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s investment objective is long-term capital appreciation.
Catalyst Dynamic Alpha Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: CATALYST DYNAMIC ALPHA FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Fund’s objective is long-term capital appreciation.